Consolidated statements of income and comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Profit or loss [abstract]
Net revenue	R$ 750,630	R$ 333,935		R$ 216,008
Cost of services	(308,853)	(168,052)		(124,065)
Gross profit	441,777	165,883		91,943
General and administrative expenses	(239,120)	(70,034)		(45,355)
Other income, net	2,594	599		2,755
Operating income	205,251	96,448		49,343
Finance income	51,689	10,428		5,222
Finance expenses	(72,365)	(8,154)		(3,586)
Finance result	(20,676)	2,274		1,636
Share of income of associate	2,362
Income before income taxes	186,937	98,722		50,979
Income taxes expense	(14,175)	(3,988)		(2,500)
Net income	172,762	94,734		48,479
Other comprehensive income
Total comprehensive income	172,762	94,734		48,479
Income attributable to
Equity holders of the parent	153,916	86,353		45,393
Non-controlling interests	18,846	8,381		3,086
Total comprehensive income	R$ 172,762	R$ 94,734		R$ 48,479
Basic earnings per share
Per common share (in dollars per R$)	R$ 2.03	R$ 1.84	[1]	R$ 1.41	[1]
Diluted earnings per share
Per common share (in dollars per R$)	R$ 2.02	R$ 1.81	[1]	R$ 1.41	[1]

[1]	Considers the effects from the contribution of the shareholders of Afya Brazil into Afya in a one-to-28 exchange for the shares of Afya Brazil contributed to Afya.